PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2019
Prepayments for inventory	$1,195,477	$—
Prepayments for services	14,363	124,724
Prepaid rental	2,248	3,082
Others	12,236	6,326
Total	$1,224,324	$134,132

Prepayments for services are related to transportation fees, professional service fees and property management fees.